Derivative Financial Instruments - Fair value measurements (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	May 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of convertible notes	$ 1,163,555	$ 1,163,555		$ 0
Fair value of convertible notes payable with compond embedded derivative			820,202
Fair value of convertible notes payable, change in derivative fair value	$ (343,353)	$ 343,353